EQUIPMENT	9 Months Ended
Jan. 31, 2018
Property, Plant and Equipment [Abstract]
EQUIPMENT

5. EQUIPMENT

On June 22, 2017, the Company purchased computer equipment totaling $364,590. The equipment was pledged as security on a loan (See Note 7(b)). Pursuant to the terms of the loan, should the loan remain unpaid past September 30, 2017, the lender would take sole possession of the equipment. The Company did not make the required payment and the equipment was returned to the lender.  As at January 31, 2018 the Company had no equipment.